Tradr 2X Long WDC Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$261,129,230
TOTAL NET ASSETS — 100.0%	$261,129,230

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Western Digital Corp	Receive	7.13% (OBFR01* + 350bps)	At Maturity	3/3/2027	$430,170,518	$-	$61,629,365
TOTAL EQUITY SWAP CONTRACTS								$61,629,365

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.